Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share
	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands USD, except share and loss per share data)	2021	2020	2021	2020
Net loss attributable to common stockholders – basic and diluted	$(10,599)	$(10,327)	$(14,053)	$(19,556)
Weighted average number of common stock – basic and diluted	37,633,267	34,557,480	35,612,677	34,557,480
Net loss per common stock – basic and diluted	$(0.28)	$(0.30)	$(0.39)	$(0.57)

(dollar amounts in thousands USD, except earnings per share)	Year ended December 31,
	2020		2019		2018
	Class A	Class B	Class A	Class B	Class A	Class B
Net earnings (loss) attributable to common stockholders for Basic	$(24,117)	$(2,060)	$(15,316)	$(1,391)	$3,933	$369
Effect of dilutive instruments	—	—	—	—	(758)	—
Net earnings (loss) attributable to common stockholders for Diluted	$(24,117)	$(2,060)	$(15,316)	$(1,391)	$3,175	$369

Weighted average number of common shares used in computing basic earnings per common share	439,530	37,538	413,192	37,538	399,733	37,538
Effect of dilutive instruments	—	—	—	—	7,492	—
Weighted average number of common shares used in computing dilutive earnings per common share	439,530	37,538	413,192	37,538	407,225	37,538
Earnings (loss) per common share attributable to common stockholders:
Basic	$(54.87)	$(54.87)	$(37.07)	$(37.07)	$9.84	$9.84
Diluted	$(54.87)	$(54.87)	$(37.07)	$(37.07)	$7.80	$9.84

Schedule of Potential Shares of Antidilutive Common Stock
	September 30,
	2021	2020
Public and private placement warrants	10,861,250	—
Unvested stock based compensation awards with service and performance vesting conditions	1,500	3,150

Schedule contingent consideration payable in Class A and Class B shares which have been excluded from the computation of diluted earnings (loss) per share
	December 31,
	2020	2019	2018
Contingent consideration payable in Class A shares	—	—	4,491
Contingent consideration payable in Class B shares	—	—	209
Unvested stock based compensation awards for Class A shares with service and performance vesting conditions	1,517	3,794	5,172
Unvested stock based compensation awards for Class A shares that vest upon occurrence of liquidity event	10,858	3,112	3,112